Disaggregation of revenue	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue	Disaggregation of revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended March 31,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$496,118	$539,035	$567,913
Clients 6-10	309,562	313,756	269,815
Clients 11-25	475,299	422,459	413,296
Other	734,341	768,004	714,784
Total	$2,015,320	$2,043,254	$1,965,808

	Three Months Ended June 30,			Six Months Ended June 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$502,385	$509,632	$528,152	$998,504	$1,048,666	$1,088,264
Clients 6-10	300,080	301,723	282,313	607,546	607,270	559,930
Clients 11-25	523,737	436,571	415,996	994,379	865,334	822,819
Other	712,886	794,000	781,740	1,453,979	1,563,910	1,502,996
Total	$2,039,088	$2,041,926	$2,008,201	$4,054,408	$4,085,180	$3,974,009

	Three Months Ended September 30,			Nine Months Ended September 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Clients 1-5	$501,343	$508,385	$515,190	$1,499,847	$1,547,372	$1,602,943
Clients 6-10	308,045	324,708	294,715	890,203	939,831	855,156
Clients 11-25	541,879	454,808	460,192	1,546,626	1,316,277	1,272,595
Other	733,148	754,042	770,217	2,202,147	2,323,643	2,283,629
Total	$2,084,415	$2,041,943	$2,040,314	$6,138,823	$6,127,123	$6,014,323
There was no revenue from individual customers greater than 10% of consolidated revenue in the respective years. Our customers have similar profiles and economic characteristics, and therefore have similar degrees of risk and growth opportunities.
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
Accounts receivable and unbilled revenue were as follows for the periods ended:

	March 31, 2025 (As Restated)	June 30, 2025 (As Restated)	September 30, 2025 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,426,035	$1,411,329	$1,427,376
Allowance for credit losses	(38,573)	(44,074)	(39,686)
Accounts receivable (net)	1,387,462	1,367,255	1,387,690
Unbilled revenue (Unbilled services)	1,101,511	1,173,021	1,195,747
Accounts receivable and unbilled revenue, net	$2,488,973	$2,540,276	$2,583,437

	March 31, 2024 (As Restated)	June 30, 2024 (As Restated)	September 30, 2024 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,737,822	$1,608,774	$1,431,581
Allowance for credit losses	(35,303)	(40,122)	(35,501)
Accounts receivable (net)	1,702,519	1,568,652	1,396,080
Unbilled revenue (Unbilled services)	949,567	1,021,519	1,118,860
Accounts receivable and unbilled revenue, net	$2,652,086	$2,590,171	$2,514,940

	March 31, 2023 (As Restated)	June 30, 2023 (As Restated)	September 30, 2023 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,838,875	$1,788,140	$1,883,296
Allowance for credit losses	(36,149)	(29,029)	(32,934)
Accounts receivable (net)	1,802,726	1,759,111	1,850,362
Unbilled revenue (Unbilled services)	880,412	902,321	828,453
Accounts receivable and unbilled revenue, net	$2,683,138	$2,661,432	$2,678,815
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows for the periods ended:

	March 31, 2025 (As Restated)	June 30, 2025 (As Restated)	September 30, 2025 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$1,101,511	$1,173,021	$1,195,747
Unearned revenue (Payments on account )	(1,495,847)	(1,515,422)	(1,546,887)

	March 31, 2024 (As Restated)	June 30, 2024 (As Restated)	September 30, 2024 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$949,567	$1,021,519	$1,118,860
Unearned revenue (Payments on account )	(1,585,694)	(1,544,275)	(1,477,952)

	March 31, 2023 (As Restated)	June 30, 2023 (As Restated)	September 30, 2023 (As Restated)
	(in thousands)
Unbilled revenue (Unbilled services)	$880,412	$902,321	$828,453
Unearned revenue (Payments on account )	(1,480,275)	(1,493,403)	(1,563,948)

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled revenue and therefore contract assets rather than accounts receivable when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.
Unbilled services / revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right of set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Consolidated Balance Sheets.